Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to the parent company's common shareholders - Basic and Diluted	$ 42,838	$ 29,979	$ 37,658
Weighted average number of common shares outstanding -
Weighted average ordinary shares outstanding - Basic (in shares)	30,170,702	30,184,513	30,185,702
Dilutive effects of stock options	0	0	3,719
Denominator for dilutive income per share - Diluted	30,170,702	30,184,513	30,189,421
Net income per share attributable to the parent company's common shareholders
Basic (in dollars per share)	$ 1.42	$ 0.99	$ 1.25
Diluted (in dollars per share)	$ 1.42	$ 0.99	$ 1.25